Concentration and Risks - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Concentration and Risks
Maximum percentage of the total revenue represented by an individual customers revenue	10.00%	10.00%	10.00%